Intangible Assets, Net	12 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of June 30, 2023 and 2022:

	2023	2022
Customer relationships	$7,748,590	$-
Copyrights and trademarks	242,556	-
Software	35,556	17,793
Senior care service app	41,518	44,700
Less: accumulated amortization	(1,485,359)	(38,530)
Less: impairment	(6,551,529)	-
Intangible assets, net	$31,332	$23,963

On June 14, 2022 and December 20, 2022, the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into equity transfer agreements with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 55% and 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.453 million, not paid) in cash and (ii) 28,041,992 ordinary shares of the Company. On July 8, 2022, the Company issued 28,041,992 ordinary shares (140,210 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022 and April 12, 2023) according to the equity transfer agreement at a fair value of $8,496,724 (par value of $2,804 and additional paid-in capital of $8,493,919). On December 20, 2022, the Company issued 4,660,129 ordinary shares (466,013 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023) at an aggregate fair value of $2,853,596 (par value of $9,320 and additional paid-in capital of $2,844,276).

Based on the valuations report from independent third-party valuation firms used in the purchase price allocation, the Company recorded customer relationships of $6,321,792 with useful life of five years as intangible assets. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. Customer relationships recorded by the Company includes Zhongrun’s practice of establishing relationships with its customers through contracts and regular contact by sales and representatives.

On July 30, 2022, the Company’s board of directors approved proposal per Mr. Xie to acquire 100% of the equity interests of Chuangying and its subsidiaries from Lin Jianying, in consideration for an aggregate of 14,438,584 ordinary shares (72,193 ordinary shares retrospectively adjusted for effect of reverse stock split on September 23, 2022 and April 12, 2023) of the Company valued at RMB39.2 million (approximately $5.59 million) with a per share issuance price equal to 130% of the average of the Nasdaq closing price for the consecutive twenty trading days preceding July 26, 2022, or $0.39.

Based on the valuations report from independent third-party valuation firms used in the purchase price allocation, the Company recorded customer relationships of $1,426,798 with useful life of ten years and copyrights and trademarks of $242,556 with useful life of five years as intangible assets. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches. Customer relationships recorded by the Company includes Chuangying’s practice of establishing relationships with its customers through contracts and regular contact by sales and representatives.

As of June 30, 2023 and 2022, there were no any pledged intangible assets to secure bank loans, respectively. The Company recorded amortization expense of $1,449,911, $11,126 and $10,888 during the years ended June 30, 2023, 2022 and 2021, respectively. For the year ended June 30, 2023, the Company recorded impairment loss for customer relationships and copyrights and trademarks acquired from business combinations of $6,551,529 based on the management’s assessment. For the years ended June 30, 2022 and 2021, the Company recorded no impairment losses for intangible assets, respectively. For the years ended June 30, 2023, 2022 and 2021, the Company recorded no disposal of intangible assets, respectively.

Estimated future amortization expense is as follows as of June 30, 2023:

Years ending June 30,	Amortization expense

2024	$10,294
2025	10,294
2026	10,294
2027	450
$31,332